CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Activities
Net loss	$ (133,187)	$ (35,679)	$ (23,605)	$ (27,780)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,102	635	711	404
Stock-based compensation	26,719	5,903	1,237	6,680
Accretion of unamortized discount and amortization of issuance costs	19	539	2,139	1,287
Fair value adjustment of derivatives		6,589	3,649	(45)
Impairment charges		3,395
Change in fair value of common stock warrant liabilities	31,703
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(4,417)	(3,024)	(4,307)	(992)
Accounts payable	(2,701)	3,737	(54)	1,851
Accrued professional fees	(119)
Other liabilities	15,891	8,589	5,591	1,557
Net cash used in operating activities	(64,990)	(9,316)	(21,937)	(16,948)
Investing Activities
Purchases of property and equipment, including internal-use software	(1,508)	(1,875)	(3,223)	(867)
Investment in non-marketable equity security	(2,000)
Net cash used in investing activities	(3,508)	(1,875)	(3,223)	(867)
Financing Activities
Borrowings under debt agreements, net of issuance costs		201	9,563	19,920
Payments under debt agreements		(10,000)	(3,500)	(5,000)
Proceeds from issuance of common stock in follow-on offering, net of underwriting commissions, and offering costs	402,139
Payments made towards offering costs	(13,221)
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs		64,877	24,908	18,218
Proceeds from exercise of stock options and issuance of common stock	109	371	197	192
Proceeds from exercise of common stock warrants	109,521
Payments made to repurchase common stock		(543)
Net cash provided by financing activities	498,548	54,504	31,168	33,330
Net change in cash, cash equivalents and restricted cash	430,050	43,313	6,008	15,515
Cash, cash equivalents and restricted cash-beginning of year	265,648	28,548	22,540	7,025
Cash, cash equivalents and restricted cash-end of year	695,698	71,861	28,548	22,540
Cash paid during the period for:
Interest	30	$ 785	$ 269	$ 196
Noncash investing and financing activities:
Deferred offering costs in accounts payable and accrued liabilities	725
Warrant exercise receivable	1,185
Warrant liability reclassified to additional paid-in capital	$ 71,640